3. Estimates and critical judgment in the application of the Company's accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Estimates And Critical Judgment In Application Of Companys Accounting Policies Policies
Impairment losses of non-financial assets

Impairment losses take place when the book value of an asset or cash generating unit exceeds the respective recoverable value, which is considered as the fair value less costs to sell or the value in use, whichever is greater. The calculation of fair value less costs to sell is based on information available from sales transactions involving similar assets or market prices, less any additional costs that would be incurred to dispose of those assets. The value in use is based on the discounted cash flow model. Cash flow derives from the Company’s business plan. Since this is an ongoing business, from the fifth projection year a perpetual rate of nominal growth of cash flow was estimated (Note 14).

Any reorganization activities to which the Company has not committed itself as at the financial statements disclosure date, or any material future investments aimed at improving the asset base of the cash generating unit being tested, are excluded for the purposes of impairment testing.

The recoverable value is sensitive to the discount rates used under the discounted cash flow method, as well as to the expected future cash receivables and the growth rates of revenue and expenses used for extrapolation purposes. Adverse economic conditions may lead to significant changes in these assumptions.

The main non-financial assets valued using this method include goodwill based on future profitability recorded by the Company (note 14).

Income tax and social contribution (current and deferred)

Income tax and social contribution (current and deferred) are calculated in accordance with interpretations of the legislation currently in force. This process normally includes complex estimates to define the taxable income and temporary differences. In particular, deferred tax assets arising from income tax and social contribution losses and temporary differences are recognized to the extent that it is probable that future taxable income will be available against which they can be offset. The measurement of the recoverability of deferred income tax and social contribution losses carried forward, and of temporary differences, takes into account the estimates of taxable income (Note 10).

Provision for legal and administrative proceedings

Legal and administrative proceedings are analyzed by the Company’s Management and internal and external legal advisors. The Company’s reviews take into account factors such as the hierarchy of laws, the available case law, recent court decisions, their relevance to the hierarchy of laws, as well as the disbursement history of judicial proceedings. Such reviews involve the use of Management’s judgment (Note 23).

Fair value of derivatives and other financial instruments	Financial instruments presented at fair value in the balance sheet are measured using valuation techniques that take into account observable data derived from the market (Note 37).
Unbilled revenue

Considering that some billing cut-off dates occur at intermediate dates during each month, there is revenue already earned by the Company but not effectively billed to the customers at the end of each month. This unbilled revenue is recorded based on estimates which take into account customer’s usage data and the number of days since the last billing date, among other factors (Note 27).

Sale and leaseback

Sale and leaseback transactions involve the Group selling an asset and immediately acquiring the right to use the same asset by entering into a lease agreement with the buyer. The accounting treatment of sale and leaseback transactions depends on the substance of each transaction (by applying the principles of lease classification).

For financial sale and leaseback transactions, the total gain is deferred and amortized over the lease term. For operational sale and leaseback, generally the assets are sold at fair value, and consequently the gain or loss on the sale is immediately recognized in the income statement.

At the beginning of the lease term, the Company recognizes finance leases as assets and liabilities on its balance sheet at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments, each determined at the beginning of the lease.

The discount rate used in a sale and leaseback transaction is determined based on observable market transactions where the lessee would have to pay an amount on a similar lease contract or loan. The discount rates applied by Management to the transactions carried out during the year were significant to the calculation of the portion of the gain recorded through profit and loss, as well as the portion of the deferred gain which is amortized over the lease term. Please see Note 15(ii) for further details on the financial impact on such transaction.